Offerings	Aug. 05, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	This registration statement registers an unspecified amount of securities of each class that may be offered from time to time in amounts and at offering prices to be determined. It also includes securities that may be issued on exercise, conversion or exchange of other securities with regard to which additional consideration may or may not be required. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such additional securities as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments. In accordance with Rules 456(b) and 457(r) promulgated under the Securities Act, The Macerich Company (the "Company") is deferring the payment of all of the registration fees, except as described in notes (9) through (12) below.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	See note (1).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary shares
Fee Rate	0.01381%
Offering Note	See note (1). Each depositary share will represent an interest in a fractional share or multiple shares of preferred stock and will be evidenced by a depositary receipt.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01381%
Offering Note	See note (1).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See note (1).
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering Note	See note (1).
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock purchase contracts
Fee Rate	0.01381%
Offering Note	See note (1).
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See note (1). Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.